Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation S-K, we are providing certain information, including information about the relationship between executive compensation actually paid to certain individuals by the Company and certain financial performance of the Company. For further information concerning the Company’s named executive officer compensation, refer to the Executive Compensation section of this Proxy Statement.

Fiscal Year	Summary Compensation Table Total for First PEO(1)	Compensation Actually Paid to First PEO(2)	Summary Compensation Table Total for Second PEO(3)	Compensation Actually Paid to Second PEO(4)	Average Summary Compensation Table Total for Non-PEO NEOs(5)	Average Compensation Actually Paid to Non-PEO NEOs(6)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(7)	Net Income (thousands)(8)
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)
2025	$ N/A	$ N/A	$1,094,032	$1,107,621	$904,171	$692,421	$191	$(71,362)
2024	$455,013	$465,073	$3,356	$3,356	$341,003	$250,256	$144	$(69,744)
(1)
This column represents the amount of total compensation reported for Mr. Kreger (our former Chief Executive Officer) for fiscal year 2024 in the “Total” column of the Summary Compensation Table (“total compensation”). Please refer to the Summary Compensation Table in this Proxy Statement for fiscal year 2024.
(2)
This column represents the amount of “compensation actually paid” to Mr. Kreger, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Kreger during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Kreger’s total compensation for fiscal year 2024 to determine the “compensation actually paid” in fiscal year 20024:

Fiscal Year	First PEO
	Reported Summary Compensation Table Total (a)		Reported Summary Compensation Table Value of Equity Awards(b)		Adjusted Value of Equity Awards(c)		Compensation Actually Paid
2025	$	N/A	$	N/A	$	N/A	$	N/A
2024		$455,013		$-		$10,060		$465,073
a.
This column represents the amount of total compensation reported for Mr. Kreger for fiscal year 2024 in the “Total” column of the Summary Compensation Table. Please refer to the Summary Compensation Table in this Proxy Statement.
b.
This column represents the aggregate grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for Mr. Kreger for fiscal year 2024. Please refer to the Summary Compensation Table section of this Proxy Statement. The amount in this column is replaced with the amount reported under the Adjusted Value of Equity Awards column in order to arrive at compensation actually paid for fiscal year 2024.
c.
This column represents an adjustment to the amounts in the “Stock Awards” column in the Summary Compensation Table in this Proxy Statement for fiscal year 2024. The adjusted amount replaces the “Stock Awards” column in the Summary Compensation Table of this Proxy Statement for Mr. Kreger to arrive at “compensation actually paid” to Mr. Kreger for fiscal year 2024. The adjusted amount is determined by adding (or subtracting, as applicable) the following for fiscal year 2024: (i) the fiscal year-end fair value of any equity awards granted in fiscal year 2024 that are outstanding and unvested as of the end of fiscal year 2024; (ii) the amount of change as of the end of fiscal year 2024 (from the end of the prior fiscal year) in the fair value of any awards granted in prior fiscal years that are outstanding and unvested as of the end of fiscal year 2024; (iii) for awards that are granted and vest in fiscal year 2024, the fair value as of the vesting date; (iv) for awards granted in prior fiscal years that vest in fiscal year 2024, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during fiscal year 2024, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on equity awards in fiscal year 2024 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for fiscal year 2024. The amounts added or subtracted to determine the adjusted amount for fiscal year 2024 are as follows:

First PEO

Fiscal Year	Fiscal Year End Fair Value of Equity Awards Granted in the Fiscal Year		Fiscal Year over Fiscal Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Fiscal Years		Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year		Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year		Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year		Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Fiscal Year		Adjusted Value of Equity Awards
2025	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
2024		$-		$7,516		$-		$2,543		$-		$-		$10,060
(3)
This column represents the amount of total compensation reported for Mr. Jeldi (our current Chief Executive Officer) for the applicable fiscal year in the “Total” column of the Summary Compensation Table. Please refer to the Summary Compensation Table in this Proxy Statement for the applicable fiscal year.
(4)
This column represents the amount of “compensation actually paid” to Mr. Jeldi, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Jeldi during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Jeldi’s total compensation for the applicable fiscal year to determine the “compensation actually paid” in the applicable fiscal year, using the same adjustment methodology described above in Note 2(c):

Fiscal Year	Second PEO
	Reported Summary Compensation Table Total(a)	Reported Summary Compensation Table Value of Equity Awards(b)	Adjusted Value of Equity Awards(c)	Compensation Actually Paid
2025	$1,094,032	$664,343	$677,932	$1,107,621
2024	$3,356	$-	$-	$3,356
a.
This column represents the amount of total compensation reported for Mr. Jeldi for the applicable fiscal year in the “Total” column of the Summary Compensation Table. Please refer to the Summary Compensation Table in this Proxy Statement.
b.
This column represents the aggregate grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable fiscal year. Please refer to the Summary Compensation Table section of this Proxy Statement for the applicable fiscal year. The amount in this column is replaced with the amount reported under the Adjusted Value of Equity Awards column in order to arrive at compensation actually paid for the applicable fiscal year.
c.
This column represents an adjustment to the amounts in the “Stock Awards” column in the Summary Compensation Table in this Proxy Statement for the applicable year determined using the same methodology described above in Note 2(c). The adjusted amount replaces the “Stock Awards” column in the Summary Compensation Table of this Proxy Statement for the applicable year for Mr. Jeldi to arrive at “compensation actually paid” to Mr. Jeldi for the applicable fiscal year. The amounts added or subtracted to determine the adjusted average adjusted amount for the applicable fiscal year are as follows:

Fiscal Year	Second PEO
	Fiscal Year End Fair Value of Equity Awards Granted in the Fiscal Year	Fiscal Year over Fiscal Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Fiscal Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Fiscal Year	Adjusted Value of Equity Awards
2025	$677,932	$—	$—	$—	$—	$—	$677,932
2024	$—	$—	$—	$—	$—	$—	$—
(5)
This column represents the average of the amounts reported for the Company’s named executive officers as a group (excluding Messrs. Kreger and Jeldi for 2024, and Mr. Jeldi for 2025) (“Non-PEO NEOs”) in the “Total” column of the Summary Compensation Table in each applicable fiscal year. Please refer to the Summary Compensation Table in this Proxy Statement for the applicable fiscal year. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable fiscal year are as follows: (i) for 2025, Michelle Sidwell, Bernard Chung, Bradley Kreger, and Hull Xu, (ii) for 2024, Hull Xu and Bernard Chung.
(6)
This column represents the average amount of “compensation actually paid” to the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs as a group for the applicable fiscal year to determine the “compensation actually paid” in the applicable fiscal year, using the same adjustment methodology described above in Note 2(c):

Year	Average Non-PEO NEOs
	Average Reported Summary Compensation Table Total(a)	Average Reported Summary Compensation Table Value of Equity Awards(b)	Average Adjusted Value of Equity Awards(c)	Average Compensation Actually Paid
2025	$904,171	$510,576	$298,826	$692,421
2024	$341,003	$122,284	$31,537	$250,256
a.
This column represents the average of the amounts of total compensation reported for the Company’s Non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in the applicable fiscal year. Please refer to the Summary Compensation Table in this Proxy Statement.
b.
This column represents the average of the total amounts reported for the Non-PEO NEOs as a group in the “Stock Awards” column in the Summary Compensation Table for the applicable fiscal year. Please refer to the Summary Compensation Table section of this Proxy Statement for the applicable fiscal year. The amount in this column is replaced with the amount reported under the Average Adjusted Value of Equity Awards column in order to arrive at compensation actually paid for the applicable fiscal year.
c.
This column represents an adjustment to the average of the amounts reported for the Non-PEO NEOs as a group in the “Stock Awards” column in the Summary Compensation Table in this Proxy Statement for the applicable fiscal year determined using the same methodology described above in Note 2(c). The adjusted amount replaces the “Stock Awards” column in the Summary Compensation Table of this Proxy Statement for the applicable fiscal year for each Non-PEO NEO to arrive at “compensation actually paid” to each Non-PEO NEO for the applicable fiscal year, which is then averaged to determine the average “compensation actually paid” to the Non-PEO NEOs for the applicable fiscal year. The amounts added or subtracted to determine the adjusted average adjusted amount for the applicable fiscal year are as follows:

Year	Average Non- PEO NEOs

	Fiscal Year End Fair Value of Equity Awards Granted in the Fiscal Year	Fiscal Year over Fiscal Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Fiscal Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Fiscal Year	Adjusted Value of Equity Awards
2025	$633,876	$-	$36,425	$12,385	$383,860	$-	$298,826
2024	$19,298	$4,189	$12,592	$1,924	$6,466	$-	$31,537
(7)
Company total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for each measurement period beginning on the market close on the last trading day for fiscal year 2023 and through and including the end of the applicable fiscal year, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
	This column represents the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.
Adjustment To PEO Compensation, Footnote

Fiscal Year	First PEO
	Reported Summary Compensation Table Total (a)		Reported Summary Compensation Table Value of Equity Awards(b)		Adjusted Value of Equity Awards(c)		Compensation Actually Paid
2025	$	N/A	$	N/A	$	N/A	$	N/A
2024		$455,013		$-		$10,060		$465,073

First PEO

Fiscal Year	Fiscal Year End Fair Value of Equity Awards Granted in the Fiscal Year		Fiscal Year over Fiscal Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Fiscal Years		Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year		Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year		Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year		Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Fiscal Year		Adjusted Value of Equity Awards
2025	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A
2024		$-		$7,516		$-		$2,543		$-		$-		$10,060

Fiscal Year	Second PEO
	Reported Summary Compensation Table Total(a)	Reported Summary Compensation Table Value of Equity Awards(b)	Adjusted Value of Equity Awards(c)	Compensation Actually Paid
2025	$1,094,032	$664,343	$677,932	$1,107,621
2024	$3,356	$-	$-	$3,356

Fiscal Year	Second PEO
	Fiscal Year End Fair Value of Equity Awards Granted in the Fiscal Year	Fiscal Year over Fiscal Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Fiscal Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Fiscal Year	Adjusted Value of Equity Awards
2025	$677,932	$—	$—	$—	$—	$—	$677,932
2024	$—	$—	$—	$—	$—	$—	$—

Non-PEO NEO Average Total Compensation Amount		$ 341,003
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Non-PEO NEOs
	Average Reported Summary Compensation Table Total(a)	Average Reported Summary Compensation Table Value of Equity Awards(b)	Average Adjusted Value of Equity Awards(c)	Average Compensation Actually Paid
2025	$904,171	$510,576	$298,826	$692,421
2024	$341,003	$122,284	$31,537	$250,256

Year	Average Non- PEO NEOs

	Fiscal Year End Fair Value of Equity Awards Granted in the Fiscal Year	Fiscal Year over Fiscal Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Fiscal Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Fair Value at the End of the Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Fiscal Year	Adjusted Value of Equity Awards
2025	$633,876	$-	$36,425	$12,385	$383,860	$-	$298,826
2024	$19,298	$4,189	$12,592	$1,924	$6,466	$-	$31,537

Total Shareholder Return Amount		144
Net Income (Loss)	$ (71,362,000)	$ (69,744,000)
PEO Name	Mr. Jeldi	Mr. Kreger
Mr. Kreger [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 455,013
Mr. Kreger [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(10,060)
Mr. Kreger [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(7,516)
Mr. Kreger [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,543
Mr. Jeldi [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,094,032	3,356
PEO Actually Paid Compensation Amount	1,107,621	3,356
Mr. Jeldi [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	664,343
Mr. Jeldi [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	677,932
Mr. Jeldi [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 677,932
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(122,284)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		19,298
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,189
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		12,592
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,924
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 6,466